AUDITORS' REMUNERATION - Schedule of Fees Payable to Auditors by the Bank (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Bank [Line Items]
All other fees	£ 0.6	£ 0.9	£ 1.2
Total fees payable to the Bank’s auditors by the Group	17.1	15.8	16.2
Total audit fees
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Bank [Line Items]
Audit fees	16.5	14.9	15.0
– total audit fees in respect of the statutory audit of Group entities
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Bank [Line Items]
Audit fees	15.7	14.2	13.4
All other fees	1.4	1.6	2.8
– audit of the Bank's current year Annual report
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Bank [Line Items]
Audit fees	4.9	4.7	4.5
– audits of the Bank's subsidiaries
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Bank [Line Items]
Audit fees	10.8	9.5	8.9
– services normally provided in connection with statutory and regulatory filings or engagements
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Bank [Line Items]
Audit fees	0.8	0.7	1.6
Other audit-related fees
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Bank [Line Items]
Audit fees	0.4	0.4	0.3
All other fees
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Bank [Line Items]
All other fees	£ 0.2	£ 0.5	£ 0.9